Related Party Transactions - Puttable instrument financial liability (Details) € in Thousands, $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 EUR (€)
Related Party Transactions
Minimum percentage of significant equity interest	10.00%
Indemnification asset	$ 6,756	$ 6,756			$ 6,756
Interest percentage on loans provided	6.30%
Current account payables	$ 25	27			25
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(1,007)	(276)	$ (811)
Gain from disposition of subsidiary			229
Credit losses on corporate guarantees			(3,134)
Royalty expense	700	660	210
Company Controlled By Chairman
Related Party Transactions
Loans to corporate entities	819	818			819
Current account receivables	46,926	20,802			46,926
Current account payables	25	27			$ 25
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	$ 1,007	$ 276	811
Nominal consideration on sale of non-core metal processing business | €				€ 1
Gain from disposition of subsidiary			906
Merkanti Holding plc | Company Controlled By Chairman
Related Party Transactions
Bonds issued			$ 455			€ 316
Total outstandaing percentage of offering and bonds issued					1.25%